Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
17.	Commitments and Contingencies
Litigation and Asserted Claims
The Company accrues for contingencies when it believes that a loss is probable and that it can reasonably estimate the amount of any such loss. Although the Company is not currently subject to any material litigation, and no material litigation is currently threatened against the Company, the Company may be subject to legal proceedings, claims and litigation, including intellectual property litigation, arising in the ordinary course of business. Such matters are subject to many uncertainties and outcomes and are not predictable with assurance. The Company accrues amounts that it believes are adequate to address any liabilities related to legal proceedings and other loss contingencies that it believes will result in a probable loss that is reasonably estimable.

In February 2020, Tactical Air Support (“TAS”) filed a lawsuit in the California State Court in Los Angeles against the Company’s wholly-owned subsidiary, Xsens North America, Inc. (“Xsens North America”). In the complaint, TAS alleged tort and contract-based causes of action arising from TAS purchases of allegedly defective Xsens North America inertial measurement unit devices (“IMUs”). TAS never deployed IMUs in its military aircraft. In response, Xsens North America removed the case to the California Federal District Court in Los Angeles based upon the party’s diversity of citizenship. The Company filed a Motion to dismiss each of TAS’ alleged non-contract-based
claims and its prayers for damages in excess of the approximately
$40,000 TAS paid for the IMUs on multiple grounds, prohibiting such claims and limiting TAS’ alleged damages to the purchase amount paid. The Motion to dismiss alleged non-contract-based
claims was granted on September 3, 2020. On December 22, 2022, the parties entered into a settlement agreement including mutual releases and the lawsuit was dismissed. The Company agreed to a settlement agreement in the amount of $0.3 million which has been accrued on the December 31, 2022 consolidated balance sheet.
In April 2022, the Company received a demand letter concerning its alleged failure to make various payments to certain selling shareholders of Kinduct Technologies Inc. (“Kinduct Shareholders”) pursuant to the Amended and Restated Share Purchase Agreement dated as of September 10, 2020 (the “Purchase Agreement”). The Kinduct Shareholders alleged that the Issuer has breached the Purchase Agreement by failing to make certain payments by March 31, 2022. On December 16, 2022, Movella and the Kinduct Shareholders reached an agreement whereby Movella paid $1.0 million on December 20, 2022, and agreed to make quarterly payments of

$0.5 million commencing on March 31, 2023 unless an Acceleration Event occurred in which case payment in full would be due. The remaining amount payable to the Kinduct Shareholders at issue in the matter on December 31, 2022, is approximately $4.3 million that is recorded as a current liability in the accompanying consolidated balance sheets and such amount is accruing interest at 12% per annum, pursuant to the Purchase Agreement. On February 10, 2023, Movella completed its acquisition by a special purpose acquisition company which constituted an Acceleration Event and accordingly on February 13, 2023, Movella repaid in full the then-outstanding $4.4 million balance inclusive of principal and accrued interest owed to the former Kinduct shareholders.
Indemnification
The Company has entered into agreements with its current and former executives and directors indemnifying them against certain liabilities incurred in connection with the performance of their duties. The Company’s Certificate of Incorporation and Bylaws contain comparable indemnification obligations with respect to the Company’s current directors and employees.
In the normal course of business, the Company periodically enters into agreements that require the Company to indemnify and defend its customers for, among other things, claims alleging that the Company’s products infringe third-party patents or other intellectual property rights as well as personal injury or property damage. The Company’s maximum exposure under these indemnification provisions cannot be estimated but the Company does not believe that there are any matters individually or collectively that would have a material adverse effect on its consolidated results of operations or financial condition.

PATHFINDER ACQUISITION CORPORATION [Member]
Commitments and Contingencies
Note
6-Commitments
and Contingencies
Registration and Shareholder Rights
The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement entered into on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to an underwriting discount of $
0.20
 per unit, or $
6.5
 million in the aggregate, payable upon the closing of
 the Initial Public

Offering. In addition, $
0.35

per unit, or approximately

$
11.4

million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On September 27, 2022, Deutsche Bank Securities, Inc. irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement of approximately $6.3 million. The Company derecognized approximately $6.1 million of the commissions waiver allocated to Public Shares to the carrying value of the Class A ordinary shares subject to possible redemption and the remaining balance of approximately $190,000 as a gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities. On October 12, 2022, RBC Capital Markets, LLC irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement in connection with the Initial Public Offering. On October 29, 2022, Stifel, Nicolaus & Company, Inc. irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement of approximately
$
5.1

million. The Company derecognized approximately $5.0 million of the commissions waiver allocated to Public Shares to the carrying value of the Class A ordinary shares subject to possible redemption and the remaining balance of approximately $156,000 as a gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these consolidated financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.
Consulting Agreements
The Company has an agreement with third party consultant to provide certain advisory services to the Company relating to identification of and negotiation with potential targets, assistance with due diligence, marketing, financial analyses and investor relations, pursuant to which the consultants have agreed to defer their fees and have payment of such fees to be solely contingent on the Company closing an initial Business Combination. As of December 31, 2022 and 2021, the Company has incurred approximately $
5.2
 million and $
5.0
 million, respectively, in contingent fees pursuant to these agreements. The Company recognized an expense for these services as of December 31, 2022 when the performance trigger was considered probable, which in this case occurred upon the closing of a Business Combination with Movella Inc.